Principal Funds, Inc.
Supplement dated January 8, 2018
to the Statutory Prospectus dated December 31, 2017

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

FUND SUMMARY FOR SYSTEMATEX INTERNATIONAL
Performance
Under the Total Returns as of December 31 bar chart, replace the lowest return for a quarter during the period of the bar chart above with the following:

Lowest return for a quarter during the period of the bar chart above:    Q1 '16    (2.80)%

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